Matthews China Fund	March 31, 2024
Schedule of Investmentsa (unaudited)
COMMON EQUITIES: 99.8%
	Shares	Value
Consumer Discretionary: 31.0%
Broadline Retail: 14.3%
Alibaba Group Holding, Ltd.	3,265,500	$29,529,375
JD.com, Inc. Class A	1,201,463	16,480,329
PDD Holdings, Inc. ADR[b]	132,718	15,428,468
		61,438,172
Hotels, Restaurants & Leisure: 11.0%
Meituan Class Bb,c,d	2,091,180	25,813,724
Galaxy Entertainment Group, Ltd.	1,499,000	7,535,579
Luckin Coffee, Inc. ADR[b]	207,953	5,082,371
Trip.com Group, Ltd. ADR[b]	106,879	4,690,919
Yum China Holdings, Inc.	112,327	4,469,491
		47,592,084
Household Durables: 3.3%
Man Wah Holdings, Ltd.	11,577,200	8,181,768
Midea Group Co., Ltd. A Shares	691,552	6,152,695
		14,334,463
Textiles, Apparel & Luxury Goods: 1.1%
ANTA Sports Products, Ltd.	446,400	4,759,880
Specialty Retail: 1.0%
China Tourism Group Duty Free Corp., Ltd. A Shares	371,290	4,413,712
Diversified Consumer Services: 0.3%
China Education Group Holdings, Ltd.[d]	2,346,000	1,257,227
Total Consumer Discretionary		133,795,538

Financials: 17.1%
Capital Markets: 6.7%
China International Capital Corp., Ltd. H Shares[c,d]	9,897,200	11,750,251
CITIC Securities Co., Ltd. H Shares	4,198,425	6,934,989
Hithink RoyalFlush Information Network Co., Ltd. A Shares	219,700	4,082,901
Hong Kong Exchanges & Clearing, Ltd.	138,400	4,032,737
East Money Information Co., Ltd. A Shares	1,187,220	2,108,174
		28,909,052
Banks: 6.6%
China Merchants Bank Co., Ltd. H Shares	2,575,000	10,206,057
China Merchants Bank Co., Ltd. A Shares	2,262,023	10,041,196
China Construction Bank Corp. H Shares	13,823,000	8,341,813
		28,589,066
Insurance: 3.8%
Ping An Insurance Group Co. of China, Ltd. H Shares	2,836,000	12,040,752
PICC Property & Casualty Co., Ltd. H Shares	3,092,000	4,080,649
		16,121,401
Total Financials		73,619,519

Communication Services: 16.3%
Interactive Media & Services: 12.7%
Tencent Holdings, Ltd.	1,130,600	44,036,806
Kuaishou Technology[b,c,d]	985,100	6,200,812

	Shares	Value
Baidu, Inc. Class Ab	332,700	$4,379,870
		54,617,488
Entertainment: 2.0%
Tencent Music Entertainment Group ADR[b]	417,192	4,668,378
NetEase, Inc.	201,400	4,173,339
		8,841,717
Media: 1.6%
Focus Media Information Technology Co., Ltd. A Shares	7,483,657	6,702,780
Total Communication Services		70,161,985

Consumer Staples: 8.9%
Beverages: 6.0%
Wuliangye Yibin Co., Ltd. A Shares	617,129	13,024,078
Shanxi Xinghuacun Fen Wine Factory Co., Ltd. A Shares	191,722	6,481,565
Tsingtao Brewery Co., Ltd. H Shares	930,000	6,400,433
		25,906,076
Food Products: 1.9%
Guangdong Haid Group Co., Ltd. A Shares	715,900	4,245,035
Anjoy Foods Group Co., Ltd. A Shares	365,100	4,173,094
		8,418,129
Consumer Staples Distribution & Retail: 1.0%
JD Health International, Inc.[b,c,d]	1,162,100	4,129,800
Total Consumer Staples		38,454,005

Industrials: 7.2%
Electrical Equipment: 2.9%
Contemporary Amperex Technology Co., Ltd. A Shares	313,960	8,169,129
Sungrow Power Supply Co., Ltd. A Shares	297,974	4,237,500
		12,406,629
Ground Transportation: 1.9%
DiDi Global, Inc.[b]	2,171,949	8,318,565
Transportation Infrastructure: 1.2%
Shanghai International Airport Co., Ltd. A Shares[b]	1,025,691	5,038,247
Air Freight & Logistics: 0.7%
JD Logistics, Inc.[b,c,d]	3,117,900	3,184,874
Machinery: 0.5%
Shenzhen Inovance Technology Co., Ltd. A Shares	243,007	2,016,180
Total Industrials		30,964,495

Information Technology: 5.4%
Electronic Equipment, Instruments & Components: 2.8%
Wingtech Technology Co., Ltd. A Shares[b]	1,471,617	7,420,653
SUPCON Technology Co., Ltd. A Shares	712,660	4,551,914
		11,972,567
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Matthews China Fund	March 31, 2024
Schedule of Investmentsa (unaudited) (continued)
COMMON EQUITIES (continued)
	Shares	Value
Semiconductors & Semiconductor Equipment: 2.1%
Will Semiconductor Co., Ltd. Shanghai A Shares	328,700	$4,463,010
NAURA Technology Group Co., Ltd. A Shares	68,313	2,885,026
Zhejiang Jingsheng Mechanical & Electrical Co., Ltd. A Shares	389,858	1,853,852
		9,201,888
Software: 0.5%
Shanghai Baosight Software Co., Ltd. A Shares	434,334	2,302,541
Total Information Technology		23,476,996

Real Estate: 5.0%
Real Estate Management & Development: 5.0%
KE Holdings, Inc. ADR	881,109	12,097,627
Longfor Group Holdings, Ltd.[c,d]	2,888,000	4,096,353
CIFI Holdings Group Co., Ltd.[b,e]	104,961,520	3,439,757
Times China Holdings, Ltd.[b]	42,755,000	1,248,525
Country Garden Services Holdings Co., Ltd.	1,270,000	815,083
Total Real Estate		21,697,345

Health Care: 4.9%
Health Care Equipment & Supplies: 1.7%
Shenzhen Mindray Bio-Medical Electronics Co., Ltd. A Shares	193,614	7,466,786
Health Care Providers & Services: 1.5%
Sinopharm Group Co., Ltd. H Shares	1,606,800	4,120,305
Aier Eye Hospital Group Co., Ltd. A Shares	1,201,706	2,129,534
		6,249,839
Biotechnology: 1.0%
Innovent Biologics, Inc.[b,c,d]	879,500	4,243,592
Life Sciences Tools & Services: 0.7%
Wuxi Biologics Cayman, Inc.[b,c,d]	1,715,000	3,137,355
Total Health Care		21,097,572

	Shares	Value

Energy: 2.9%
Oil, Gas & Consumable Fuels: 2.9%
PetroChina Co., Ltd. H Shares	14,698,000	$12,605,335
Total Energy		12,605,335

Materials: 1.1%
Chemicals: 1.1%
Wanhua Chemical Group Co., Ltd. A Shares	410,211	4,549,551
Total Materials		4,549,551

Total Investments: 99.8%		430,422,341
(Cost $611,265,744)
CASH AND OTHER ASSETS, LESS LIABILITIES: 0.2%		1,051,437
Net Assets: 100.0%		$431,473,778

a	Certain securities were fair valued under the valuation policies approved by the Board of Trustees.
b	Non-income producing security.
c	Security exempt from registration under Rule 144A of the Securities Act of 1933, as amended. The security may be resold in transactions exempt from registration normally to qualified institutional buyers. The security has been determined to be liquid in accordance with procedures adopted by the Funds’ Board of Trustees. At March 31, 2024, the aggregate value is $62,556,761, which is 14.50% of net assets.
d	The securities may be resold to qualified foreign investors and foreign institutional buyers under Regulation S of the Securities Act of 1933.
e	Security is valued using significant unobservable inputs and is classified as Level 3 in the fair value hierarchy. The aggregate value of Level 3 security is $3,439,757 and 0.80% of net assets.
ADR	American Depositary Receipt
Other information regarding the Fund is available in the Funds’ most recent report to shareholders. This information is available on the Securities and Exchange Commission’s website (www.sec.gov).

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